PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consisted of the following:

	December 31, 2017	December 31, 2016

Land	$99,707	$99,497
Terminals and equipment	211,797	174,952
Pipelines	333,609	288,867
Storage facilities	90,373	63,114
Construction in progress	4,810	27,258
	740,296	653,688
Accumulated depreciation	(55,808)	(34,367)
Property, plant and equipment, net	$684,488	$619,321

Capitalized interest in connection with construction during 2017 and 2016 was $1,219 and $118, respectively.